15. Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Finance lease receivables	R$ 162,198	R$ 156,378
Current portion	(5,357)	(4,931)
Non-current portion	156,841	151,447
LT Amazonas [member]
Disclosure of financial assets [line items]
Finance lease receivables	R$ 162,198	R$ 156,378